STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	8 Months Ended
Dec. 31, 2012 USD ($)
Statement of Stockholders' Equity [Abstract]
Underwriting Discounts and Offering Expenses	$ 388